Other disclosures - Summary of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 630	€ 629	€ 623	€ 905
Financial assets and liabilities, category | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	114,406	79,469
Financial assets and liabilities, category | Financial liabilities held for trading | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	14,377	10,379
Financial assets and liabilities, category | Financial liabilities held for trading | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	100,029	69,090
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	40,823	32,733
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	3,329	3,620
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	37,494	29,113
Financial assets and liabilities, category | Hedging derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	9,269	5,463
Financial assets and liabilities, category | Hedging derivatives | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	9,269	5,463
Financial assets and liabilities, category | Financial assets held for trading
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	163,235	116,953
Financial assets and liabilities, category | Financial assets held for trading | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	45,464	39,678
Financial assets and liabilities, category | Financial assets held for trading | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	117,771	77,275
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,845	5,536
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,333	2,398
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,512	3,138
Financial assets and liabilities, category | Financial assets at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,025	15,957
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,957	2,113
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,068	13,844
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	91,998	108,038
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	70,150	77,749
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	21,848	30,289
Financial assets and liabilities, category | Hedging derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	6,735	4,761
Financial assets and liabilities, category | Hedging derivatives | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	6,735	4,761
Liabilities under insurance contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	858	770
Liabilities under insurance contracts | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Liabilities under insurance contracts | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 858	€ 770